Noncontrolling Interests Redeemable Interest in Property Partnerships (Narrative) (Details) (Fountain Square [Member], USD $)	0 Months Ended
Oct. 04, 2012
Fountain Square [Member]
Noncontrolling Interest [Line Items]
Aggregate purchase price	$ 385,000,000
Consideration paid	87,000,000
Noncontrolling Interest, Ownership Percentage by Parent	50.00%
Future Fixed Price to Acquire Remaining Portion of Joint venture	102,000,000
Fixed Price Option Expiration Date	Jan. 31, 2016
Debt recorded upon consolidation	$ 211,300,000
Ownership Percentage	50.00%